SUPPLEMENT DATED OCTOBER 21, 2005, TO THE STATEMENT OF ADDITIONAL INFORMATION
- PART II FOR IXIS ADVISOR FUNDS TRUST I, IXIS ADVISOR FUNDS TRUST II AND LOOMIS SAYLES FUNDS II DATED FEBRUARY 1, 2005, AS REVISED ON MAY 1, 2005, AND AS MAY BE
                         SUPPLEMENTED FROM TIME TO TIME

          (THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED JUNE 28, 2005)

EFFECTIVE AUGUST 26, 2005, MAX J. MAHONEY REPLACED FRANK LOPICCOLO AS THE ANTI-MONEY LAUNDERING OFFICER FOR THE FUNDS. ACCORDINGLY, THE FOLLOWING IS ADDED TO THE SUB-SECTION "OFFICERS" WITHIN THE SECTION "MANAGEMENT OF THE TRUST":

--------------------------- ------------------------- ------------------------- -------------------------
NAME AND DATE OF BIRTH      POSITION(S) HELD WITH     TERM OF OFFICE* AND       PRINCIPAL OCCUPATION(S)
                            THE TRUST                 LENGTH OF TIME SERVED     DURING PAST 5 YEARS**
--------------------------- ------------------------- ------------------------- -------------------------
--------------------------- ------------------------- ------------------------- -------------------------
MAX J. MAHONEY              Anti-Money Laundering     Since August 2005         Senior Vice President,
(5/1/62)                    Officer and Assistant                               Deputy General Counsel,
                            Secretary                                           Assistant Secretary and
                                                                                Assistant Clerk, IXIS
                                                                                Asset Management
                                                                                Distribution
                                                                                Corporation, IXIS Asset
                                                                                Management
                                                                                Distributors, L.P.,
                                                                                IXIS Asset Management
                                                                                Advisors, L.P. and IXIS
                                                                                Asset Management
                                                                                Services Company; Chief
                                                                                Compliance Officer,
                                                                                IXIS Asset Management
                                                                                Advisors, L.P.;
                                                                                formerly, Senior
                                                                                Counsel, MetLife, Inc.;
                                                                                formerly, Associate
                                                                                Counsel, LPL Financial
                                                                                Services, Inc.
--------------------------- ------------------------- ------------------------- -------------------------

MR. BAKER AND MS. WALKER WERE ELECTED AS TRUSTEES ON JUNE 2, 2005. THE BOARD APPOINTED MR. BAKER TO SERVE ON THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE AND MS. WALKER TO SERVE ON THE AUDIT COMMITTEE. IN ADDITION, MR. BENJAMIN, PREVIOUSLY A MEMBER OF THE AUDIT COMMITTEE, BECAME A MEMBER OF THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE EFFECTIVE SEPTEMBER 1, 2005. ACCORDINGLY, THE LISTS OF THE MEMBERS OF THE AUDIT COMMITTEE AND THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE IN THE SUB-SECTION "STANDING BOARD COMMITTEES" WITHIN THE SECTION "MANAGEMENT OF THE TRUST" ARE AMENDED AND RESTATED AS FOLLOWS:

 AUDIT COMMITTEE                   CONTRACT REVIEW AND GOVERNANCE COMMITTEE
 ---------------                   ----------------------------------------
 Daniel M. Cain - Chairman         Kenneth J. Cowan - Chairman
 Sandra O. Moose                   Graham T. Allison, Jr.
 Cynthia L. Walker                 Charles D. Baker
                                   Edward A. Benjamin
                                   Paul G. Chenault
                                   Richard Darman
                                   John A. Shane

EFFECTIVE OCTOBER 1, 2005, THE SUB-SECTION "TRUSTEE FEES" WITHIN THE SECTION "MANAGEMENT OF THE TRUSTS" IS AMENDED TO ADD THE FOLLOWING PARAGRAPH:

     The compensation schedule for the Trustees changed effective October 1, 2005. Commencing October 1, 2005, each Independent Trustee receives a retainer fee at the annual rate of $55,000. Each Independent Trustee receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. Each Co-Chairman of the Board receives an additional retainer fee at the annual rate of $25,000. In addition, each Committee chairman receives an additional retainer fee at an annual rate of $10,000. Each Committee member receives $4,000 for each Committee meeting that he or she attends in person and $2,000 for each Committee meeting that he or she attends telephonically. Those amounts do not include compensation for serving as Trustees of the AEW Real Estate Income Fund. The fees paid for the oversight of the AEW Real Estate Income Fund remain the same.

ITEM 2 AND THE LAST TWO PARAGRAPHS IN THE SECTION "PORTFOLIO HOLDINGS INFORMATION" ARE AMENDED AND RESTATED AS FOLLOWS:


     (2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds' principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Standard & Poor's (quarterly disclosure of full portfolio holdings, provided 2 days after calendar quarter-end); Vestek (daily disclosure of full portfolio holdings, provided the next business day); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

***

     With respect to (6) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI Supplement, the only entity that receives information pursuant to this exception is GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds' semi-annual financial statements, quarterly Form N-Q filing and other related items. The Funds' Board of Trustees exercises oversight of the disclosure of the Funds' portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Funds' policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

     In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund's and the adviser's fiduciary duty to shareholders, and the Fund's code of ethics. The Funds' policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in the Funds or in other funds or accounts managed by the Fund's adviser or by any affiliated person of the adviser.

EFFECTIVE  OCTOBER 1,  2005,  STATE  STREET  BANK AND TRUST  COMPANY  BECAME THE
CUSTODIAN FOR ALL OF THE FUNDS. ACCORDINGLY, THE SUB-SECTION "CUSTODIAL ARRANGEMENTS" WITHIN THE SECTION "MANAGEMENT OF THE TRUSTS" IS AMENDED AND RESTATED AS FOLLOWS:

     State Street Bank and Trust Company ("State Street Bank"), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for all the Funds. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income, and net asset value per share of each Fund on a daily basis. Prior to October 1, 2005, Investors Bank and Trust Company served as the Funds' custodian.

EFFECTIVE OCTOBER 1, 2005, BOSTON FINANCIAL DATA SERVICES, INC. BECAME THE SHAREHOLDER SERVICING AND TRANSFER AGENT OF THE FUNDS. ACCORDINGLY, THE
FOLLOWING PARAGRAPH IS ADDED TO THE SUB-SECTION "TRANSFER AGENCY SERVICES" WITHIN THE SECTION "MANAGEMENT OF THE TRUSTS; OTHER ARRANGEMENTS":

     Effective October 1, 2005, Boston Financial Data Services, Inc. ("Boston Financial"), Two Heritage Drive, Quincy, Massachusetts, 02171, replaced IXIS Asset Management Services Company ("IXIS Services") as the shareholder servicing and transfer agent for the Funds. Pursuant to a new Transfer Agency and Service Agreement with the Funds, Boston Financial performs all of the transfer agency and related services for which IXIS Services previously was responsible.

EFFECTIVE OCTOBER 1, 2005, ALL REFERENCES TO IXIS SERVICES IN THE SECTIONS "NET ASSET VALUE AND PUBLIC OFFERING PRICE," "SHAREHOLDER SERVICES" AND "REDEMPTIONS" ARE REPLACED WITH REFERENCES TO BOSTON FINANCIAL.

               DISCLOSURE RELATING TO LOOMIS SAYLES RESEARCH FUND

EFFECTIVE JULY 1, 2005, THE FOLLOWING INFORMATION WAS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' MANAGEMENT OF OTHER ACCOUNTS" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION" WITH RESPECT TO THE LOOMIS SAYLES RESEARCH FUND:

The following table provides information relating to other accounts managed by Brian James and Maureen G. Depp as of May 31, 2005.

---------------------------- ---------------------------------- ---------------------------------- ---------------------------------
                              REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES            OTHER ACCOUNTS
---------------------------- ---------------------------------- ---------------------------------- ---------------------------------
---------------------------- ---------------- ----------------- ----------------- ---------------- ----------------- ---------------
                                              ADVISORY FEE IS                      ADVISORY FEE                       ADVISORY FEE
                             OTHER ACCOUNTS       BASED ON       OTHER ACCOUNTS     IS BASED ON     OTHER ACCOUNTS     IS BASED ON
                                 MANAGED        PERFORMANCE         MANAGED         PERFORMANCE        MANAGED         PERFORMANCE
---------------------------- ---------------- ----------------- ----------------- ---------------- ----------------- ---------------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
NAME OF PORTFOLIO MANAGER    # OF     TOTAL   # OF      TOTAL   # OF      TOTAL   # OF     TOTAL   # OF      TOTAL   # OF     TOTAL
(FIRM)                       ACCTS   ASSETS    ACCTS   ASSETS    ACCTS   ASSETS   ACCTS   ASSETS   ACCTS    ASSETS   ACCTS   ASSETS
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
Brian James (Loomis Sayles)  0       0        0        0        0        0        0       0        8        $2.18    0       0
                                                                                                            mil
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
Maureen G. Depp (Loomis      0       0        0        0        0        0        0       0        6        $1.734   0       0
Sayles)                                                                                                     mil
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------


EFFECTIVE JULY 1, 2005, THE FOLLOWING INFORMATION WAS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' OWNERSHIP OF FUND SHARES" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION" WITH RESPECT TO THE LOOMIS SAYLES RESEARCH FUND:

The following table sets forth the dollar range* of equity securities of the Fund beneficially owned by Brian James and Maureen G. Depp as of May 31, 2005:

NAME OF PORTFOLIO MANAGER  FUND(S) MANAGED               DOLLAR RANGE OF EQUITY
                                                         SECURITIES INVESTED
Brian James                Loomis Sayles Research Fund                     F
Maureen G. Depp            Loomis Sayles Research Fund                     A

*A. None                        E. $100,001 - $500,000
 B. $1 - 10,000                 F. $500,001 - $1,000,000
 C. $10,001 - $50,000           G. over $1,000,000
 D. $50,001 - $100,000

                                                                     SP275-0905

            LOOMIS SAYLES INVESTMENT GRADE BOND FUND - CLASS J SHARES

 Supplement dated October 21, 2005 to the Statement of Additional Information for Class J Shares of Loomis Sayles Investment Grade Bond Fund, dated February 1, 2005, as may be revised and supplemented from time to time

          (This supplement replaces the supplement dated March 9, 2005)


THE FOLLOWING IS ADDED TO THE SECTION "PORTFOLIO TRANSACTIONS AND BROKERAGE":

REGULAR BROKER-DEALERS

     The table below contains the aggregate value of securities of the Fund's regular broker-dealers+ (or the parent of the regular broker-dealers) held by the Fund, if any, as of the fiscal year ending September 30, 2004:

                                                                          AGGREGATE VALUE OF SECURITIES
                                                                          OF EACH REGULAR BROKER OR
                                                                          DEALER (OR ITS PARENT) HELD
FUND                                       REGULAR BROKER-DEALER          BY FUND
-----------------------------------        ----------------------         -------------------------------
-----------------------------------        ----------------------         -------------------------------
Loomis Sayles Investment Grade             J.P. Morgan Chase &            $252,794
Bond Fund                                  Co.

                                           Morgan Stanley                 $1,002,106

                                           Bank of America                $3,192,932
                                           Commercial Mortgage

+ "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

THE SECTION "MANAGEMENT OF THE TRUST" IS AMENDED AS FOLLOWS:

The following individuals were elected as Independent Trustees at a special meeting of shareholders of each Trust on June 2, 2005.


                            POSITION(S)                                        NUMBER OF PORTFOLIOS IN
 NAME AND DATE OF            HELD WITH            PRINCIPAL OCCUPATION(S)     FUND COMPLEX OVERSEEN AND

       BIRTH                   TRUST                DURING PAST 5 YEARS       OTHER DIRECTORSHIPS HELD
       -----                   -----                -------------------       ------------------------

CHARLES D. BAKER         Trustee, Contract      President and Chief                   37; None
(11/13/56)             Review and Governance    Executive Officer, Harvard
                          Committee Member      Pilgrim Health Care
                                                (health plan)

CYNTHIA L. WALKER          Trustee, Audit       Dean for Finance and CFO              37; None
(7/25/56)                 Committee Member      (formerly, Associate Dean
                                                for Finance & CFO),
                                                Harvard Medical School


EFFECTIVE AUGUST 26, 2005, MAX J. MAHONEY REPLACED FRANK LOPICCOLO AS THE ANTI-MONEY LAUNDERING OFFICER FOR THE FUNDS. ACCORDINGLY, THE FOLLOWING IS ADDED TO THE SUB-SECTION "OFFICERS" WITHIN THE SECTION "MANAGEMENT OF THE TRUST":

--------------------------- ------------------------- ------------------------- -------------------------
NAME AND DATE OF BIRTH      POSITION(S) HELD WITH     TERM OF OFFICE* AND       PRINCIPAL OCCUPATION(S)
                            THE TRUST                 LENGTH OF TIME SERVED     DURING PAST 5 YEARS**
--------------------------- ------------------------- ------------------------- -------------------------
--------------------------- ------------------------- ------------------------- -------------------------
MAX J. MAHONEY              Anti-Money Laundering     Since August 2005         Senior Vice President,
(5/1/62)                    Officer and Assistant                               Deputy General Counsel,
                            Secretary                                           Assistant Secretary and
                                                                                Assistant Clerk, IXIS
                                                                                Asset Management
                                                                                Distribution
                                                                                Corporation, IXIS Asset
                                                                                Management
                                                                                Distributors, L.P.,
                                                                                IXIS Asset Management
                                                                                Advisors, L.P. and IXIS
                                                                                Asset Management
                                                                                Services Company; Chief
                                                                                Compliance Officer,
                                                                                IXIS Asset Management
                                                                                Advisors, L.P.;
                                                                                formerly, Senior
                                                                                Counsel, MetLife, Inc.;
                                                                                formerly, Associate
                                                                                Counsel, LPL Financial
                                                                                Services, Inc.
--------------------------- ------------------------- ------------------------- -------------------------

MR. BAKER AND MS. WALKER WERE ELECTED AS TRUSTEES ON JUNE 2, 2005. THE BOARD APPOINTED MR. BAKER TO SERVE ON THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE AND MS. WALKER TO SERVE ON THE AUDIT COMMITTEE. IN ADDITION, MR. BENJAMIN, PREVIOUSLY A MEMBER OF THE AUDIT COMMITTEE, BECAME A MEMBER OF THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE EFFECTIVE SEPTEMBER 1, 2005. ACCORDINGLY, THE LISTS OF THE MEMBERS OF THE AUDIT COMMITTEE AND THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE IN THE SUB-SECTION "STANDING BOARD COMMITTEES" WITHIN THE SECTION "MANAGEMENT OF THE TRUST" ARE AMENDED AND RESTATED AS FOLLOWS:

 AUDIT COMMITTEE                   CONTRACT REVIEW AND GOVERNANCE COMMITTEE
 ---------------                   ----------------------------------------
 Daniel M. Cain - Chairman         Kenneth J. Cowan - Chairman
 Sandra O. Moose                   Graham T. Allison, Jr.
 Cynthia L. Walker                 Charles D. Baker
                                   Edward A. Benjamin
                                   Paul G. Chenault
                                   Richard Darman
                                   John A. Shane

EFFECTIVE OCTOBER 1, 2005, THE SUB-SECTION "TRUSTEE FEES" WITHIN THE SECTION "MANAGEMENT OF THE TRUST" IS AMENDED TO ADD THE FOLLOWING PARAGRAPH:

     The compensation schedule for the Trustees changed effective October 1, 2005. Commencing October 1, 2005, each Independent Trustee receives a retainer fee at the annual rate of $55,000. Each Independent Trustee receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. Each Co-Chairman of the Board receives an additional retainer fee at the annual rate of $25,000. In addition, each Committee chairman receives an additional retainer fee at an annual rate of $10,000. Each Committee member receives $4,000 for each Committee meeting that he or she attends in person and $2,000 for each Committee meeting that he or she attends telephonically. Those amounts do not include compensation for serving as Trustees of the AEW Real Estate Income Fund. The fees paid for the oversight of the AEW Real Estate Income Fund remain the same.

ITEM 2 AND THE NEXT TO LAST PARAGRAPH IN THE SECTION "PORTFOLIO HOLDINGS INFORMATION" IS AMENDED AND RESTATED AS FOLLOWS:


     (2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Fund, its principal underwriter or an affiliate of the Fund's principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Standard & Poor's (quarterly disclosure of full portfolio holdings, provided 2 days after calendar quarter-end); Vestek (daily disclosure of full portfolio holdings, provided the next business day); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

***

     With respect to (5) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI Supplement, the only entity that receives information pursuant to this exception is GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Fund's semi-annual financial statements, quarterly Form N-Q filing and other related items. The Fund's Board of Trustees exercises oversight of the disclosure of the Fund's portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Fund's policies on the sharing of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

                                                                   M-LSSP41-0905




 SUPPLEMENT DATED OCTOBER 21, 2005 TO THE LOOMIS SAYLES RETAIL FUNDS STATEMENT
            OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2005, AS MAY
                  BE REVISED AND SUPPLEMENTED FROM TIME TO TIME

          (THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED JUNE 28, 2005)

                        DISCLOSURE RELATING TO ALL FUNDS

THE SECTION "MANAGEMENT OF THE TRUSTS" IS AMENDED AS FOLLOWS:

The following individuals were elected as Independent Trustees at a special meeting of shareholders of each Trust on June 2, 2005.


                                  POSITION(S)                                                  NUMBER OF PORTFOLIOS IN FUND
                                   HELD WITH                 PRINCIPAL OCCUPATION(S)           COMPLEX OVERSEEN AND OTHER
 NAME AND DATE OF BIRTH               TRUST                     DURING PAST 5 YEARS                 DIRECTORSHIPS HELD
 ----------------------               -----                     -------------------                 ------------------

CHARLES D. BAKER             Trustee, Contract Review    President and Chief Executive                   37; None
(11/13/56)                   and Governance Committee    Officer, Harvard Pilgrim Health
                                      Member             Care (health plan)

CYNTHIA L. WALKER            Trustee, Audit Committee    Dean for Finance and CFO                        37; None
(7/25/56)                             Member             (formerly, Associate Dean for
                                                         Finance & CFO), Harvard Medical
                                                         School

EFFECTIVE AUGUST 26, 2005, MAX J. MAHONEY REPLACED FRANK LOPICCOLO AS THE ANTI-MONEY LAUNDERING OFFICER FOR THE FUNDS. ACCORDINGLY, THE FOLLOWING IS ADDED TO THE SUB-SECTION "OFFICERS" WITHIN THE SECTION "MANAGEMENT OF THE TRUST":

--------------------------- ------------------------- ------------------------- -------------------------
  NAME AND DATE OF BIRTH    POSITION(S) HELD WITH     TERM OF OFFICE* AND       PRINCIPAL OCCUPATION(S)
                            THE TRUST                 LENGTH OF TIME SERVED     DURING PAST 5 YEARS**
--------------------------- ------------------------- ------------------------- -------------------------
--------------------------- ------------------------- ------------------------- -------------------------
MAX J. MAHONEY              Anti-Money Laundering     Since August 2005         Senior Vice President,
(5/1/62)                    Officer and Assistant                               Deputy General Counsel,
                            Secretary                                           Assistant Secretary and
                                                                                Assistant Clerk, IXIS
                                                                                Asset Management
                                                                                Distribution
                                                                                Corporation, IXIS Asset
                                                                                Management
                                                                                Distributors, L.P.,
                                                                                IXIS Asset Management
                                                                                Advisors, L.P. and IXIS
                                                                                Asset Management
                                                                                Services Company; Chief
                                                                                Compliance Officer,
                                                                                IXIS Asset Management
                                                                                Advisors, L.P.;
                                                                                formerly, Senior
                                                                                Counsel, MetLife, Inc.;
                                                                                formerly, Associate
                                                                                Counsel, LPL Financial
                                                                                Services, Inc.
--------------------------- ------------------------- ------------------------- -------------------------

MR. BAKER AND MS. WALKER WERE ELECTED AS TRUSTEES ON JUNE 2, 2005. THE BOARD APPOINTED MR. BAKER TO SERVE ON THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE AND MS. WALKER TO SERVE ON THE AUDIT COMMITTEE. IN ADDITION, MR. BENJAMIN, PREVIOUSLY A MEMBER OF THE AUDIT COMMITTEE, BECAME A MEMBER OF THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE EFFECTIVE SEPTEMBER 1, 2005. ACCORDINGLY, THE LISTS OF THE MEMBERS OF THE AUDIT COMMITTEE AND THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE IN THE SUB-SECTION "STANDING BOARD COMMITTEES" WITHIN THE SECTION "MANAGEMENT OF THE TRUST" ARE AMENDED AND RESTATED AS FOLLOWS:

   AUDIT COMMITTEE                   CONTRACT REVIEW AND GOVERNANCE COMMITTEE
   ---------------                   ----------------------------------------
   Daniel M. Cain - Chairman         Kenneth J. Cowan - Chairman
   Sandra O. Moose                   Graham T. Allison, Jr.
   Cynthia L. Walker                 Charles D. Baker
                                     Edward A. Benjamin
                                     Paul G. Chenault
                                     Richard Darman
                                     John A. Shane

EFFECTIVE OCTOBER 1, 2005, THE SUB-SECTION "TRUSTEE FEES" WITHIN THE SECTION "MANAGEMENT OF THE TRUSTS" IS AMENDED TO ADD THE FOLLOWING PARAGRAPH:

     The compensation schedule for the Trustees changed effective October 1, 2005. Commencing October 1, 2005, each Independent Trustee receives a retainer fee at the annual rate of $55,000. Each Independent Trustee receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. Each Co-Chairman of the Board receives an additional retainer fee at the annual rate of $25,000. In addition, each Committee chairman receives an additional retainer fee at an annual rate of $10,000. Each Committee member receives $4,000 for each Committee meeting that he or she attends in person and $2,000 for each Committee meeting that he or she attends telephonically. Those amounts do not include compensation for serving as Trustees of the AEW Real Estate Income Fund. The fees paid for the oversight of the AEW Real Estate Income Fund remain the same.

THE SECTION "PORTFOLIO HOLDINGS INFORMATION" IS AMENDED AND RESTATED AS FOLLOWS:

     The Funds have adopted policies to limit the disclosure of portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. Generally, portfolio holdings information will not be available except on a monthly basis following an aging period of at least 30 days between the date of the information and the date on which it is disclosed. However, holdings information for certain Funds, such as the Loomis Sayles Small Cap Value Fund, may be subject to aging periods that are longer than 30 days if the specific investment syle warrants aging beyond 30 days prior to public dissemination. The portfolio holdings information will generally be made available on the Fund's website at www.loomissayles.com. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

     The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds:

     (1) Disclosure of portfolio holdings posted on the Funds' website, provided the information is shared no sooner than the next day following the day on which the information is posted;

     (2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Funds, its principal underwriter or an affiliate of the Funds' principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Standard & Poor's (quarterly disclosure of full portfolio holdings, provided 2 days after calendar quarter-end); Vestek (daily disclosure of full portfolio holdings, provided the next business day); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

     (3) Disclosure to ADP Investor Communication Services, Inc. as part of the proxy voting recordkeeping services provided to the Funds, and to Investor Research Services, Inc. and Glass Lewis, LLC, as part of the proxy voting administration and research services, respectively, provided to the Funds' adviser (portfolio holdings of issuers as of record date for shareholder meetings);

     (4) Disclosure to employees of the Funds' adviser, principal underwriter, administrator, custodian and fund accounting agent, as well as to broker-dealers executing portfolio transactions for the fund, provided that such disclosure is made for bona fide business purposes; and

     (5) Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

     With respect to (5) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI Supplement, the only entity that receives information pursuant to this exception is GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds' semi-annual financial statements, quarterly Form N-Q filing and other related items. The Funds' Board of Trustees exercises oversight of the disclosure of the Funds' portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Funds' policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

     In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund's and the adviser's fiduciary duty to shareholders, and the Fund's code of ethics. The Funds' policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in the Funds or in other funds or accounts managed by the Fund's adviser or by any affiliated person of the adviser.

EFFECTIVE OCTOBER 1, 2005, BOSTON FINANCIAL DATA SERVICES, INC. BECAME THE SHAREHOLDER SERVICING AND TRANSFER AGENT OF THE FUNDS. ACCORDINGLY, THE
FOLLOWING PARAGRAPH IS ADDED TO THE SUB-SECTION "TRANSFER AGENCY SERVICES" WITHIN THE SECTION "INVESTMENT ADVISORY AND OTHER SERVICES":

     Effective October 1, 2005, Boston Financial Data Services, Inc. ("Boston Financial"), Two Heritage Drive, Quincy, Massachusetts, 02171, replaced IXIS Asset Management Services Company ("IXIS Services") as the shareholder servicing and transfer agent for the Funds. Pursuant to a new Transfer Agency and Service Agreement with the Funds, Boston Financial performs all of the transfer agency and related services for which IXIS Services previously was responsible.


        DISCLOSURE RELATING TO LOOMIS SAYLES BOND FUND AND LOOMIS SAYLES
                                GLOBAL BOND FUND


EFFECTIVE JULY 1, 2005 THE TABLE IN THE SUB-SECTION "ADVISORY AGREEMENTS" WITHIN THE SECTION "INVESTMENT ADVISORY AND OTHER SERVICES" WAS REVISED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES BOND FUND AND LOOMIS SAYLES GLOBAL BOND FUND:

FUND                                               RATE
---------------------------------------    -------------------------------------
Loomis Sayles Bond Fund*                   0.60%  of the first $3 billion
                                           0.50%  thereafter

Loomis Sayles Global Bond Fund*            0.60%  of the first $1 billion
                                           0.50%  thereafter

* Prior to July 1, 2005, the advisory fee was 0.60% of the average daily net assets for each Fund.


   DISCLOSURE RELATING TO LOOMIS SAYLES AGGRESSIVE GROWTH FUND, LOOMIS SAYLES BOND FUND, LOOMIS SAYLES GLOBAL BOND FUND, LOOMIS SAYLES SMALL CAP GROWTH FUND
                     AND LOOMIS SAYLES SMALL CAP VALUE FUND

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE SECTION "SHAREHOLDER SERVICES":

CONVERSION RIGHTS

In certain limited circumstances, you may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund or convert Institutional Class shares of your Fund to Retail Class shares of the same Fund. The value of shares that you wish to convert must meet the investment minimum of the new Class. The conversion from one class of shares to another will be based on the respective net asset values of the separate classes on the trade date for the conversion. You will not be charged any redemption fee or exchange fee as a result of the exchange. A conversion between share classes of the same fund is a nontaxable event to the shareholder.

You may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund if you have accumulated shares with a net asset value greater than or equal to the minimum investment amount for Institutional Class shares of that same Fund. You may convert from Institutional Class shares to Retail Class shares only if the investment option or program through which you invest no longer permits the use of Institutional Class shares in that option or program or if you otherwise are no longer able to participate in Institutional Class shares. A conversion into a class of shares is subject to the purchase restrictions of such Class as described in the Fund's prospectus (see "How to Purchase Shares").

In order to convert shares, you must send a signed letter of instruction to Loomis Sayles Funds that includes the name of the Fund and the Class you are converting from, the Class you are converting to, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number, and the number of shares or dollar amount to be converted to the following address:


Regular Mail:                                       Overnight Mail:
Loomis Sayles Funds                                 Loomis Sayles Funds
P.O. Box 219594                                     330 West 9th Street
Kansas City, MO 64121-9594                          Kansas City, MO 64105-1514

                                                                   M-LSSP37-0905